Schedule of accruals and other payables (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)
Payables and Accruals [Abstract]
Accrued salary	$ 165,707	£ 120,767	£ 56,000
Accrued employee benefits	9,238	6,733	67,144
Accrued professional fees	46,125	33,616	33,410
Accrued interest	95,292	69,448	4,302
Accrued rental	56,218	40,972	31,425
VAT payable	399,709	291,307	405,406
Other tax payable	72,054	52,513	2,506
Vendor retention	20,056	14,617
Tenancy deposit received	13,964	10,177	11,097
Other payables	43,304	31,560	31,751
Total	$ 921,667	£ 671,710	£ 643,041